Deferred revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Deferred revenue [Text Block]
6.	Deferred Revenue

On August 5, 2016, the Company sold its U.S. royalty on future sales of Forfivo XL ® to SWK Holdings Corporation for $6 million. Under the terms of the agreement, SWK paid IntelGenx $6 million at closing. In return for, (i) 100% of any and all royalties or similar royalty amounts received on or after April 1, 2016, (ii) 100% of the $2 million milestone payment upon Edgemont reaching annual net sales of $15 million, and (iii) 35% of all potential future milestone payments.

The deferred revenue represents the remaining, unrecognized portin of the payment received for the royalty on future sales in the amount of $6 milliion less the Q2 royalties recognized in the second quarter of 2016 in the amount of $352 thousand. The deferred revenue will be recognized as other revenue on a straight-line basis until December 31, 2017.

10% of the proceeds were paid to our former development partner, Cary Pharmaceuticals Inc. This amount is included in prepaid expenses and will be recognized as cost of royalty, license and other revenue on a straight-line basis until December 31, 2017.

8.	Deferred Revenue

On August 5, 2016, the Company sold its U.S. royalty on future sales of Forfivo XL ® to SWK Holdings Corporation for $6 million. Under the terms of the agreement, SWK paid IntelGenx $6 million at closing. In return for, (i) 100% of any and all royalties or similar royalty amounts received on or after April 1, 2016, (ii) 100% of the $2 million milestone payment upon Edgemont reaching annual net sales of $15 million, and (iii) 35% of all potential future milestone payments.

The deferred revenue represents the payment received for the royalty on future sales in the amount of $6 milliion less the Q2 royalties recognized in the second quarter in the amount of $352 thousand, less the amount recognized in other revenue during the six-month period ended December 31, 2016. The deferred revenue will be recognized as other revenue on a straight-line basis until December 31, 2017.

10% of the proceeds were paid to our former development partner, Cary Pharmaceuticals Inc. This amount is included in prepaid expenses less the portion expensed during the six-month period ended December 31, 2016. This expense will be recognized as cost of royalty, license and other revenue on a straight-line basis until December 31, 2017.